Average Annual Total Returns - NVIT BlackRock Equity Dividend Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class IV Shares 1 Year	Class IV Shares 5 Years	Class IV Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Russell 1000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Value Index (reflects no deduction for fees or expenses) 5 Years	Russell 1000® Value Index (reflects no deduction for fees or expenses) 10 Years
Total	3.63%	11.22%	10.57%	3.35%	10.94%	10.31%	3.63%	11.22%	10.58%	3.63%	11.22%	10.57%	2.80%	9.74%	10.50%